Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Schedule of calculation tax charge

	2018	2017	2016
	(€ in thousands)
Income tax based on domestic rate	9,106	10,918	9,776
Tax effect of:
Non-deductible expenses	(818)	(634)	(622)
Deductible expenses	1,448	—	—
Tax incentives	—	—	(46)
Current year losses for which no deferred tax asset was recognized	(9,710)	(10,257)	(9,045)
Change in unrecognized deductible temporary differences	(25)	(25)	(63)
Income tax charge	1	2	—
Effective tax rate	—%	—%	—%